Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities

The following tables show the carrying amounts and fair values of financial assets and financial liabilities:

	Carrying amount					Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Other financial liabilities measured at amortised cost	Total	Total
2018
Financial assets measured at fair value
– Environmental trust funds	6.5	—	—	—	6.5	6.5
– Trade receivables from provisional copper sales	15.3	—	—	—	15.3	15.3
– Investments	—	93.1	—	—	93.1	93.1
– Asanko redeemable preference shares	—	132.9	—	—	132.9	132.9
– Warrants	9.3	—	—	—	9.3	9.3
– Gold, copper and oil derivative contracts	8.3	—	—	—	8.3	8.3

Total	39.4	226.0	—	—	265.4	265.4

Financial assets not measured at fair value
– Environmental trust funds	—	—	54.3	—	54.3	54.3
– Trade and other receivables	—	—	64.2	—	64.2	64.2
– Cash and cash equivalents	—	—	399.7	—	399.7	399.7

Total	—	—	518.2	—	518.2	518.2

Financial liabilities measured at fair value
– Gold, copper and foreign exchange derivative contracts	22.6	—	—	—	22.6	22.6

Total	22.6	—	—	—	22.6	22.6

Financial liabilities not measured at fair value
– Borrowings	—	—	—	2,011.6	2,011.6	2,001.8
– Trade and other payables	—	—	—	393.1	393.1	393.1
– Finance lease liabilities	—	—	—	88.6	88.6	88.6

Total	—	—	—	2,493.3	2,493.3	2,483.5

	Carrying amount						Fair value
Figures in millions unless otherwise stated	Loans and receivables	Fair value through profit or loss	Available for sale	Derivative instruments	Other financial instruments	Total	Total
2017
Financial assets measured at fair value
– Environmental trust funds	—	7.3	—	—	—	7.3	7.3
– Trade receivables from provisional copper sales	—	21.2	—	—	—	21.2	21.2
– Investments	—	—	99.1	—	—	99.1	99.1
– Warrants	—	—	—	5.5	—	5.5	5.5
– Gold and oil derivative contracts	—	—	—	25.0	—	25.0	25.0

Total	—	28.5	99.1	30.5	—	158.1	158.1

Financial assets not measured at fair value
– Environmental trust funds	48.2	—	—	—	—	48.2	48.2
– Trade and other receivables	45.3	—	—	—	—	45.3	45.3
– Cash and cash equivalents	479.0	—	—	—	—	479.0	479.0

Total	572.5	—	—	—	—	572.5	572.5

Financial liabilities measured at fair value
– Copper derivative contracts	—	—	—	3.3	—	3.3	3.3

Total	—	—	—	3.3	—	3.3	3.3

Financial liabilities not measured at fair value
– Borrowings	—	—	—	—	1,781.5	1,781.5	1,805.1
– Trade and other payables	—	—	—	—	451.0	451.0	451.0

Total	—	—	—	—	2,232.5	2,232.5	2,256.1

Summary of Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy

The following table sets out the Group’s assets and liabilities measured at fair value by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2018				2017
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial assets measured at fair value
Environmental trust funds	6.5	—	6.5	—	7.3	—	7.3	—
Trade receivables from provisional copper sales	15.3	—	15.3	—	21.2	—	21.2	—
Investments – listed	93.0	93.0	—	—	99.0	99.0	—	—
Investments – unlisted	0.1	—	—	0.1	0.1	—	—	0.1
Asanko redeemable preference shares	132.9	—	—	132.9	—	—	—	—
Warrants	9.3	—	9.3	—	5.5	—	5.5	—
Oil derivative contracts	4.7	—	4.7	—	14.1	—	14.1	—
Copper derivative contracts	1.2	—	1.2	—	—	—	—	—
Gold derivative contracts	2.4	—	2.4	—	10.9	—	10.9	—
Financial liabilities measured at fair value
Copper derivative contracts	—	—	—	—	3.3	—	3.3	—
Foreign exchange derivative contracts	8.7	—	8.7	—	—	—	—	—
Gold derivative contracts	13.9	—	13.9	—	—	—	—	—